Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Non controlling Interests [Abstract]
Non-controlling interests	3
2
.
Non-controlling
interests
The following table shows the financial information of consolidated companies not entirely controlled by the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at and for the year ended December 31, 2022.

(Functional currency thousand) Company	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity/ (deficits)	Net revenues	Net profit/ (loss)

Arpège SAS	94%	6%	Euro	228,869	104,639	119,847	(54,834)
Wolford AG	58%	42%	Euro	165,196	8,072	125,514	(34,867)
St. John Knits International, Incorporated	97%	3%	USD	93,023	(96,838)	85,884	(34,971)
St. John China Holdings Limited	78%	22%	HKD	4,967	13,402	3,762	3,771
Sergio Rossi S.p.A	99%	1%	Euro	73,479	20,609	61,929	(18,124)
Fosun Fashion Brands Management Co., Limited	80%	20%	CNY	6,840	1,076	2,844	(2,534)